Shareholder Report, Holdings (Details) - C000154149 [Member]	Jun. 30, 2024
Zero To 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Over 90 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Bank Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Corporate interest bearing obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%